LEASES	12 Months Ended
Dec. 31, 2023
Disclosure Of Lease [Abstract]
LEASES
NOTE 6:	LEASES

a.	Leases in which the Group is the lessee:

The Group applies IFRS 16, Leases. The Group has lease agreements with respect to the following items:

-	Offices;
-	Data center;

1)	Information regarding material lease agreements:

a)	The Group leases Offices mainly in the United States of America (US), Israel, Canada and UK with contractual original lease periods ends between the years 2024 and 2028 from several lessors.

A lease liability in the amount of USD 21,381 thousand and USD 18,513 thousand as of December 31, 2023, and December 31, 2022, respectively, and right-of-use asset in the amount of USD 11,027 thousand and USD 7,753 thousand as of December 31, 2023, and December 31, 2022, respectively have been recognized in the statement of financial position in respect of leases of offices.

b)
The Group leases data center and related network infrastructure with contractual original lease periods ends between the years 2024 and 2028. The Group did not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement.

A lease liability in the amount of USD 15,680 thousand and USD 10,825 thousand as of December 31, 2023, and December 31, 2022, respectively, and right-of-use asset in the amount of USD 14,888 thousand and USD 10,520 thousand as of December 31, 2023, and December 31, 2022, respectively have been recognized in the statement of financial position in respect of data centers.

2)	Lease liability:

Maturity analysis of the Group's lease liabilities:

	December 31
	2023	2022
	USD thousands

Less than one year (0-1)	12,106	14,104
One to five years (1-5)	24,955	15,234

Total	37,061	29,338

Current maturities of lease liability	12,106	14,104

Long-term lease liability	24,955	15,234

3)	Right-of-use assets - Composition:

	Offices	Data center	Total
	USD thousands

Balance as of January 1, 2022	5,424	2,849	8,273

Business Combinations	6,103	10,633	16,736
Depreciation and amortization on right-of-use assets	(4,533)	(4,693)	(9,226)
Additions	1,113	1,783	2,896
Lease modifications	(74)	-	(74)
Disposals	(205)	(52)	(257)
Exchange rate differences	(75)	-	(75)

Balance as of December 31, 2022	7,753	10,520	18,273

Discontinuance of consolidation	(64)	-	(64)
Depreciation and amortization on right-of-use assets	(4,422)	(10,579)	(15,001)
Net additions	7,871	14,969	22,840
Lease modifications	20	-	20
Disposals	(119)	(22)	(141)
Exchange rate differences	(12)	-	(12)

Balance as of December 31, 2023	11,027	14,888	25,915

4)	Amounts recognized in statement of operation:

	Year ended December 31
	2023	2022	2021
	USD thousands

Interest expenses on lease liability	(1,885)	(587)	(570)
Depreciation and amortization of right-of-use assets	(15,001)	(9,226)	(6,334)
Gain (loss) recognized in profit or loss	(119)	(74)	7

Total	(17,005)	(9,887)	(6,897)

5)	Amounts recognized in the statement of cash flows:

	Year ended December 31
	2023	2022	2021
	USD thousands

Cash outflow for leases	(19,147)	(12,605)	(10,579)

b.	Leases in which the Group is a lessor:

1)	Information regarding material lease agreements:

The Group subleases offices at the US for periods expiring in 2027.

2)	Net investment in the lease:

Presented hereunder is the movement in the net investment in the lease:

	Offices
	Year ended December 31
	2023	2022
	USD thousands

Balance as of January 1,	4,849	5,682

Sublease receipts	(1,112)	(1,306)
Additions	2,248	310
Business combinations	-	163

Balance as of December 31,	5,985	4,849

3)	Maturity analysis of net investment in finance leases:

	Year ended December 31
	2023	2022
	USD thousands

Less than one year (0-1)	1,772	1,084
One to five years (1-5)	4,213	3,765

Total net investment in the lease as of December 31,	5,985	4,849

4)	Amounts recognized in statement of operation:

	Offices
	Year ended December 31
	2023	2022	2021
	USD thousands

Gain from finance subleases	-	-	301
Financing income on the net investment in the lease	221	199	245

Total	221	199	546